                                THE PILLAR FUNDS

                       Prime Obligation Money Market Fund
                   U.S. Treasury Securities Money Market Fund
                          Tax-Exempt Money Market Fund
                                Fixed Income Fund
                      New Jersey Municipal Securities Fund
                     Pennsylvania Municipal Securities Fund
                               Equity Growth Fund
                                Equity Value Fund
                               Equity Income Fund
                                  Balanced Fund
                            International Growth Fund

                           Class A and Class B Shares

                         Supplement dated July 28, 1997
                     to the Prospectus dated April 30, 1997

The Prospectus, dated April 30, 1997, is hereby amended by the addition of the following unaudited financial information for the Class A Shares and Class B Shares of the Equity Growth Fund for the respective periods ended June 30, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Class A Shares of the Equity Growth Fund for the period February 3, 1997 (commencement of operations) to June 30, 1997 and Class B Shares of the Equity Growth Fund for the period May 21, 1997 (commencement of operations) to June 30, 1997.


For a share outstanding throughout the period:


                                                                       CLASS A          CLASS B
                                                                      SHARES(1)        SHARES(2)
                                                                      ---------        ---------
Net Asset Value Beginning of Period                                    $10.00           $10.41
Net Investment Income                                                      --           $(0.01)
Realized and Unrealized Gains or Losses on Securities                  $ 0.86           $ 0.43
Distributions from Net Investment Income                                   --               --
Distribution from Capital Gains                                            --               --
Net Asset Value End of Period                                          $10.86           $10.83
Total Return (+)                                                         8.61%            4.34%
Net Assets End of Period (000)                                         $96              $26
Ratio of Expenses to Average Net Assets                                  1.05%            1.80%
Ratio of Income to Average Net Assets                                    0.02%           (0.78)%
Ratio of Expenses to Average Net Assets (Excluding Waivers)              1.12%            2.07%


                                                                       CLASS A          CLASS B
                                                                      SHARES(1)        SHARES(2)
                                                                      ---------        ---------
Ratio of Net Investment Income to Average Net Assets                    (0.05)%          (1.05)%
(Excluding Waivers)
Portfolio Turnover Rate                                                 52.52%           52.52%
Average Commission Rate(++)                                            $.0636           $.0636

----------
(+) Total Return does not reflect sales loads on Class A and Class B Shares. (++) Average commission rate paid per share for portfolio security purchases and sales during the period.
(1) The Equity Growth Fund Class A Shares commenced operations on February 3, 1997. All ratios are through June 30, 1997 and have been annualized.
(2) The Equity Growth Fund Class B Shares commenced operations on May 21, 1997. All ratios are through June 30, 1997 and have been annualized.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                THE PILLAR FUNDS

                   U.S. Treasury Securities Money Market Fund
                       Prime Obligation Money Market Fund
                          Tax-Exempt Money Market Fund
                                Fixed Income Fund
                      New Jersey Municipal Securities Fund
                     Pennsylvania Municipal Securities Fund
                  Intermediate-Term Government Securities Fund
                               Equity Growth Fund
                                Equity Value Fund
                               Equity Income Fund
                                  Mid Cap Fund
                            International Growth Fund
                                  Balanced Fund

                                 Class I Shares

                         Supplement dated July 28, 1997
                     to the Prospectus dated April 30, 1997


The Prospectus, dated April 30, 1997, is hereby amended by the addition of the following unaudited financial information for the Class I Shares of the Equity Growth Fund for the respective periods ended June 30, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Class I Shares of the Equity Growth Fund for the period February 3, 1997 (commencement of operations) to June 30, 1997.


For a share outstanding throughout the period:

                                                                     CLASS I
                                                                    SHARES(1)
                                                                    ---------
Net Asset Value Beginning of Period                                 $10.00
Net Investment Income                                               $ 0.01
Realized and Unrealized Gains or Losses on Securities               $ 0.84
Distributions from Net Investment Income                            $(0.01)
Distribution from Capital Gains                                         --
Net Asset Value End of Period                                       $10.84
Total Return                                                          8.53%
Net Assets End of Period (000)                                      $189,397
Ratio of Expenses to Average Net Assets                               0.80%
Ratio of Income to Average Net Assets                                 0.29%
Ratio of Expenses to Average Net Assets (Excluding Waivers)           1.04%

                                                                     CLASS I
                                                                    SHARES(1)
                                                                    ---------
Ratio of Net Income to Average Net Assets (Excluding Waivers)         0.05%
Portfolio Turnover Rate                                              52.52%
Average Commission Rate(+)                                          $.0636

----------
(+) Average commission rate paid per share for portfolio security purchases and sales during the period.
(1) The Equity Growth Fund Class I Shares commenced operations on February 3, 1997. All ratios are through June 30, 1997 and have been annualized.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                THE PILLAR FUNDS

                                  (the "Trust")

    Supplement dated July 28, 1997 to the Statement of Additional Information
                 dated April 30, 1997 and amended June 30, 1997

The Statement of Additional Information for the Trust is hereby amended and supplemented by the following unaudited financial statements for the Equity Growth Fund of the Trust for the period ending June 30, 1997.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                                                   June 30, 1997
Statement of Net Assets (unaudited)

Equity Growth Fund
--------------------------------------------------------------------------------
                                                                       Market
Description                                               Shares     Value (000)
--------------------------------------------------------------------------------
Common Stocks--89.1%
Banks 2.6%
  First Union                                             21,600       $ 1,998
  Northern Trust                                          60,200         2,912
                                                                       -------
                                                                         4,910
                                                                       -------
Beauty Products--2.2%
  Procter & Gamble                                        29,200         4,125
                                                                       -------
Chemicals--1.5%
  Monsanto                                                67,900         2,924

Computers & Services--14.8%
  Computer Associates International                       71,850         4,001
  Computer Sciences*                                      41,600         3,000
  Dell Computer*                                          24,100         2,830
  Electronic Data Systems                                 89,900         3,686
  EMC*                                                    70,200         2,738
  Hewlett Packard                                         69,900         3,914
  Microsoft*                                              30,800         3,892
  Sungard Data Systems*                                   86,500         4,022
                                                                       -------
                                                                        28,083
                                                                       -------
Drugs--7.1%
  Merck                                                   63,100         6,531
  Pfizer                                                  57,300         6,847
                                                                       -------
                                                                        13,378
                                                                       -------
Entertainment--2.5%
  Walt Disney                                             58,500         4,695
                                                                       -------
Financial Services--4.0%
  FHLMC                                                   63,100         2,169
  Franklin Resources                                      44,300         3,215
  MBNA                                                    60,275         2,208
                                                                       -------
                                                                         7,592
                                                                       -------
Food, Beverage & Tobacco--1.8%
  Coca Cola                                               48,500         3,383
                                                                       -------
Gas/Natural Gas--1.0%
  Enron                                                   46,700         1,906
                                                                       -------
Household Products--2.8%
  Illinois Tool Works                                    104,600         5,223
                                                                       -------
Insurance--5.4%
  American International Group                            27,250         4,071
  Conseco                                                 50,660         1,874
  Sunamerica                                              40,500         1,974
  Travelers                                               36,966         2,331
                                                                       -------
                                                                        10,250
                                                                       -------

--------------------------------------------------------------------------------
                                                                       Market
Description                                               Shares     Value (000)
--------------------------------------------------------------------------------
Leisure Products--2.4%
  Mattel                                                   137,300     $ 4,651
                                                                       -------
Machinery--3.0%
  General Electric                                          88,100       5,760
                                                                       -------
Marine Transportation--1.6%
  Carnival, Class A                                         74,200       3,061
                                                                       -------
Medical Products & Services--1.2%
  Boston Scientific*                                        36,900       2,267
                                                                       -------
Medical Products & Services--1.9%
  Healthsouth Rehabilitation*                              147,500       3,678
                                                                       -------
Miscellaneous Business Services--11.8%
  3Com*                                                     62,800       2,826
  Automatic Data Processing                                101,300       4,761
  Cisco Systems*                                            47,800       3,209
  First Data                                               108,100       4,750
  Oracle Systems*                                          101,050       5,090
  Parametric Technology*                                    42,090       1,792
                                                                       -------
                                                                        22,428
                                                                       -------
Miscellaneous Consumer Services--3.9%
  Accustaff*                                               126,200       2,989
  Service International                                    132,600       4,359
                                                                       -------
                                                                         7,348
                                                                       -------
Rubber & Plastic--1.1%
  Nike                                                      34,600       2,020
                                                                       -------
Semi-Conductors/Instruments 5.0%
  Intel                                                     21,900       3,106
  LSI Logic*                                                74,200       2,374
  Xilinx*                                                   81,500       3,999
                                                                       -------
                                                                         9,479
                                                                       -------
Specialty Construction--2.7%
  Ericsson ADR*                                            129,210       5,088
                                                                       -------
Steel & Steel Works 1.6%
  Engelhard                                                141,150       2,955
                                                                       -------
Telephones & Telecommunication--1.7%
  Worldcom*                                                103,630       3,316
                                                                       -------
Wholesale--5.5%
  Gillette                                                  50,200       4,756
  Johnson & Johnson                                         87,200       5,614
                                                                       -------
                                                                        10,370
                                                                       -------
Total Common Stocks
  (Cost $136,992)                                                      168,890
                                                                       -------

-------------------------------------------------------------------------------
                                                                            1

Statement of Net Assets (unaudited) (concluded)

Equity Growth Fund
-------------------------------------------------------------------------------
                                                    Face Amount       Market
Description                                        (000)/Shares    Value (000)
-------------------------------------------------------------------------------
Cash Equivalents-- 8.3%
  Aim Short-Term Prime Obligation                   $   5,320       $   5,320
  Vontobel Europacific Fund                               507          10,361
                                                                    ---------
Total Cash Equivalents
  (Cost $ 13,334)                                                      15,681
                                                                    ---------
Treasury Bills--0.8%
  U.S. Treasury Bills (A)
    4.400%, 07/03/97                                    1,500           1,499
                                                                    ---------
Total Treasury Bills
  (Cost $1,500)                                                         1,499
                                                                    ---------
Total Investments--98.2%
  (Cost $151,826)                                                     186,070
                                                                    ---------

Other Assets and Liabilities, Net--1.8%                                 3,449
                                                                    ---------



-------------------------------------------------------------------------------
                                                                     Market
Descripiion                                                      Value (000)
-------------------------------------------------------------------------------
Net Assets:

  Portfolio Shares of Class I (unlimited
    authorization--no par value) based
    on 17,476,951 outstanding shares of
    beneficial interest                                             $141,659
  Portfolio Shares of Class A (unlimited
    authorization--no par value) based
    on 8,830 outstanding shares of
    beneficial interest                                                   92
  Portfolio Shares of Class B (unlimited
    authorization--no par value) based
    on 2,427 outstanding shares of
    beneficial interest                                                   25
  Distributions in excess of
    net investment income                                                 (3)
  Accumulated net realized gain
    on investments                                                    13,502
  Net unrealized appreciation
    on investments                                                    34,244
                                                                    --------
Total Net Assets--100.0%                                            $189,519
                                                                    ========
Net Asset Value, Offering and Redemption
  Price Per Share--Class I                                          $  10.84
                                                                    ========
Net Asset Value, Offering and Redemption
  Price Per Share--Class A                                          $  10.86
                                                                    ========
Net Asset Value, Offering and Redemption
  Price Per Share--Class B                                          $  10.83
                                                                    ========
Maximum Offering Price Per Share--
  Class A ($10.86 divided by 94.5%)                                 $  11.49
                                                                    ========

*    Non-income producing security
(A) Zero Coupon Security. The rate reflected on the Statement of Net Assets represents the security's discount rate at time of purchase.
ADR  American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
2

-------------------------------------------------------------------------------
Statement of Operations (000)

For the period ended June 30, 1997 (unaudited)

                                                 Equity
                                                 Growth
                                                Fund (1)
                                               ----------

Investment income:
  Dividend income                               $   709
  Interest income                                   184
                                               ----------
  Total income                                      893
                                               ----------
Expenses:
  Investment advisory fee                           564
  Less investment advisory fee waived              (183)
  Administration fee                                151
  Custodian fee                                      19
  Professional fees                                  18
  Printing expense                                   17
  Transfer agent fee                                 15
  Insurance and other expenses                        7
                                               ----------
  Total expenses, net of waivers                    608
                                               ----------
Net investment income                               285
  Net realized gain
    on investments                               13,502
  Net unrealized appreciation
    of investment securities                     34,244
                                               ----------
  Net increase in net assets resulting
    from operations                             $48,031
                                               ----------

(1) The Equity Growth Fund commenced operations on February 3, 1997

    The accompanying notes are an integral part of the financial statements.
-------------------------------------------------------------------------------
                                                                              3

Statement of Changes in Net Assets (000)

For the period ended June 30, 1997 (unaudited)
                                                            --------------
                                                            Equity Growth
                                                               Fund (1)
                                                            --------------
                                                                 1997
                                                            --------------
Investment activities:
  Net investment income                                      $     285
  Net realized gain on securities sold                          13,502
  Net unrealized appreciation
    of investment securities                                    34,244
                                                            --------------
  Net increase in net assets resulting
    from operations                                             48,031
                                                            --------------
Distributions to shareholders:
  Net investment income:
    Class I                                                       (254)
    Class A                                                        (34)
    Class B                                                         --
  Realized capital gains:
    Class I                                                         --
    Class A                                                         --
    Class B                                                         --
                                                            --------------
    Total distributions                                           (288)
                                                            --------------
Share transactions:
  Class I:
   Proceeds from shares issued                                   3,911
   Value received in connection with acquisition of
     common trust fund assets                                  188,338
   Reinvestment of cash distributions                               29
   Cost of shares redeemed                                     (50,619)
                                                            --------------
      Net Class I share transactions                           141,659
                                                            --------------
  Class A:
    Proceeds from shares issued                                     92
    Reinvestment of cash distributions                              --
    Cost of shares redeemed                                         --
                                                            --------------
      Net Class A share transactions                                92
                                                            --------------
  Class B:
    Proceeds from shares issued                                     25
    Reinvestment of cash distributions                              --
    Cost of shares redeemed                                         --
                                                            --------------
      Net Class B share transactions                                25
                                                            --------------
  Increase (decrease) in net assets from
    share transactions                                         141,776
                                                            --------------
  Total increase (decrease) in net assets                      189,519
                                                            --------------
Net Assets:
  Beginning of period                                               --
                                                            --------------
Net Assets:
  End of period                                              $ 189,519
                                                            --------------
Shares issued and redeemed:
  Class I shares:
    Issued                                                         398
    Shares issued in connection with acquisition of
      common trust fund assets                                  22,103
    Issued in lieu of cash distributions                             3
    Redeemed                                                    (5,027)
                                                            --------------
      Net Class I share transactions                            17,477
                                                            --------------
  Class A shares:
    Issued                                                           9
    Issued in lieu of cash distributions                            --
    Redeemed                                                        --
                                                            --------------
      Net Class A share transactions                                 9
                                                            --------------
  Class B shares:
    Issued                                                           2
    Issued in lieu of cash distributions                            --
    Redeemed                                                        --
                                                            --------------
      Net Class B share transactions                                 2
                                                            --------------
      Net increase (decrease) in shares                         17,488
                                                            --------------

(1) The Equity Growth Fund commenced operations on February 3, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
-------------------------------------------------------------------------------
4

-------------------------------------------------------------------------------------------------------------------------
Financial Highlights (unaudited)

                Net Asset               Realized and    Distributions  Distributions
                 Value         Net       Unrealized       from Net          from      Net Asset            Net Assets
               Beginning   Investment  Gains or Losses   Investment        Capital    Value End   Total      End of
               of Period     Income     on Securities      Income           Gains     of Period  Return(+) Period (000)
-------------------------------------------------------------------------------------------------------------------------
Equity Growth Fund
-------------------------------------------------------------------------------------------------------------------------
  CLASS I
  1997 (1)       $10.00     $0.01          $0.84           $(0.01)            --       $10.84      8.53%       $189,397
  CLASS A
  1997(1)        $10.00     --             $0.86            --                --       $10.86      8.61%       $     96
  CLASS B
  1997(2)        $10.41     $(0.01)        $0.43            --                --       $10.83      4.34%       $     26
-------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
Financial Highlights (unaudited) (Continued)

                                             Ratio of       Ratio of
                                             Expenses      Net Income
                Ratio of        Ratio of    to Average    to Average
                Expenses         Income     Net Assets    Net Assets      Portfolio     Average
               to Average      to Average   (Excluding    (Excluding        Turnover   Commission
               Net Assets      Net Assets     Waivers)      Waivers)          Rate       Rate(++)
---------------------------------------------------------------------------------------------------
Equity Growth Fund
---------------------------------------------------------------------------------------------------
  CLASS I
  1997(1)        0.80%           0.29%         1.04%         0.05%           52.52%      $.0636
  CLASS A
  1997(1)        1.05%           0.02%         1.12%        (0.05)%          52.52%      $.0636
  CLASS B
  1997(2)        1.80%          (0.78)%        2.07%        (1.05)%          52.52%      $.0636
---------------------------------------------------------------------------------------------------


(+) Total Rrturn does not reflect sales loads on Class A and Class B shares. (++) Average commission rate paid per share for securiy purchases and sales during the period.
(1) The Equity Growth Fund Class A and Class I shares commenced operations on February 3, 1997. All ratios are through June 30, 1997 and have been annualized.
(2) The Equity Growth Fund Class B shares commenced operations on May 21, 1997. All ratios are through June 30, 1997 and have been annualized.


    The accompanying notes are an integral part of the financial statements.
-------------------------------------------------------------------------------
                                                                               5

                                                                   June 30, 1997

Notes to Financial Statements (unaudited)

1. Organization

The Pillar Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company with seventeen funds: the U.S. Treasury Securities Money Market Fund, the Prime Obligation Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Treasury Securities Plus Money Market Fund, the Institutional Money Market Fund, (the "Money Market Funds") the Short-Term Investment Fund, the Fixed Income Fund, the New Jersey Municipal Securities Fund, the Intermediate-Term Government Securities Fund, the Pennsylvania Municipal Securities Fund, the GNMA Fund, (the "Fixed Income Funds") the Equity Growth Fund, the Equity Value Fund, the Equity Income Fund, the Mid Cap Fund, the International Growth Fund (the "Equity Funds") and the Balanced Fund. Each of the Funds is "diversified" for purposes of the 1940 Act except for the New Jersey Municipal Securities Fund, the Pennsylvania Municipal Securities Fund and the International Growth Fund, each of which is a nondiversified Fund. Shares of the U.S. Treasury Securities Plus Money Market Fund are offered exclusively to customers of the Money Desk of the Bank Investment Division of Summit Bank. The minimum investment for this Fund is $100,000. The financial statements included herein present information that relates only to the Equity Growth Fund. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each fund's investment objectives, policies and strategies.

2. Significant Accounting Policies

The following is a summary of the Significant accounting policies followed by the Fund.

     Security Valuation--Investment in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general trustee supervision.

     Federal Income Taxes--It is the Fund's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     Security Transactions and Investment Income--Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

     Distributions to Shareholders--Distributions from net investment income for the Fund are declared and paid quarterly.

     Expenses--Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net assets each day.

     Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Organization Costs and Transactions with Affiliates

Organizational costs have been capitalized by the Fund and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of

-------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------
                                                                   June 30, 1997

initial shares outstanding at the time of redemption.

     Certain officers and/or Trustees of the Fund are also officers and/or directors of SEI Fund Resources (the "Administrator"). Such officers are paid no fees by the Fund for serving as officers of the Fund. The Fund pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

4. Administration and Distribution Agreements

The Fund and the Administrator are parties to an administration agreement (the "Agreement"), under which the Administrator provides the Fund with administrative services for an annual fee that is calculated daily and paid monthly at an annual rate of 0.20% of the average daily net assets.

     SEI Investments Distribution Co. (the "Distributor") acts as the distributor of the Fund's shares. The Fund has adopted a distribution plan for Class A shares (the "Class A Plan") pursuant to rule 12b-1 under the 1940 Act. Under the Class A Plan, the Distributor is entitled to receive from the Fund an annual distribution fee of 0.25% of the Fund's Class A average daily net assets. The Fund has also adopted a distribution plan for Class B shares (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Class B Plan, the Distributor is entitled to receive from the Fund an annual distribution fee of 0.75% of the Fund's Class B average daily net assets. Additionally, the Class B Plan provides that Class B shares are subject to a service fee at an annual rate of 0.25% of the Fund's Class B average daily net assets. The Distributor receives no fees for its distribution services for Class I shares of the Fund.

5. Investment Advisory and Custodian Agreements

The Fund and Summit Bank Investment Management Division, a division of Summit Bank, (the "Adviser") are parties to an advisory agreement. Under the terms of the agreement, the Adviser will receive a fee, that is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.

     Summit Bank also acts as Custodian of securities for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold. For its services, the Custodian receives a fee, that is calculated daily and paid monthly, at an annual rate of 0.025% of the average daily net assets of the Fund.

6. Investment Transactions

The cost of security purchases and the proceeds from the sale of securities other than short term investments, during the period ended June 30, 1997 is as follows:

                                 Equity
                                 Growth
                                 ------
                                  (000)
Purchases
  U.S. Gov't                      7,568
  Other                         104,802
Sales
  U.S. Gov't                        --
  Other                          93,181

At June 30, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized gain or loss on securities at June 30, 1997, for the Fund is as follows:

                                 Equity
                                 Growth
                                 ------
                                  (000)
Aggregate gross
  unrealized gain                36,769
Aggregate gross
  unrealized loss                (2,525)
                                 -------
Net unrealized
  gain (loss)                    34,244
                                 =======

8. Common Trust Fund Conversion

On February 1, 1997, fourteen common trust funds merged into the Trust in a tax-free conversion (with the exception of the Summit Bank Employee Benefit Bond Fund which did not qualify for tax-free treatment). As a result, assets of six existing Funds increased and one new fund, the Equity Growth Fund, was created. Total assets of the Trust increased by approximately $673 million.

-------------------------------------------------------------------------------